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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment             [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Investment Management, LLC
Address:   401 E. Market Street, Suite 104
           Charlottesville, VA 22902

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    P. Ryan Vaughan
Title:   Chief Financial Officer
Phone:   434-817-4804

Signature, Place, and Date of Signing:


/s/ P. Ryan Vaughan   Charlottesville, VA   May 08, 2009
-------------------   -------------------   ------------------
    [Signature]          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     205,012,142

List of Other Included Managers:            NONE

                                                                                                  Other       Sole
      Name of Issuer/Title of Class            CUSIP        Value       Shares     Discretion   Managers   Authority   Shared   None
-----------------------------------------   ----------   ----------   ----------   ----------   --------   ---------   ------   ----
Adobe Systems Inc                           00724F101       3999930       187000   SOLE         (None)        187000        0      0
AMERIPRISE FINANCIAL INC                    03076C106       1180224        57600   SOLE         (None)         57600        0      0
Anadarko Petroleum Corp                     032511107       6164065       158500   SOLE         (None)        158500        0      0
Apache Corp                                 037411105       5422014        84600   SOLE         (None)         84600        0      0
Apple Inc                                   037833100      10522512       100100   SOLE         (None)        100100        0      0
AT&T Inc                                    00206R102      17015040       675200   SOLE         (None)        675200        0      0
Bank of America Corp                        060505104       3171300       465000   SOLE         (None)        465000        0      0
Best Buy Co. Inc                            086516101        709852        18700   SOLE         (None)         18700        0      0
Cabot Oil & Gas Cp                          127097103        596321        25300   SOLE         (None)         25300        0      0
Cameron Intl                                13342B105        530706        24200   SOLE         (None)         24200        0      0
Canadian Natural Res Ltd                    136385101       2510256        65100   SOLE         (None)         65100        0      0
Chesapeake Energy Corp                      165167107       3128804       183400   SOLE         (None)        183400        0      0
Chevron                                     166764100       6159184        91600   SOLE         (None)         91600        0      0
Citigroup Inc                               172967101       3101780      1226000   SOLE         (None)       1226000        0      0
Cognizant Technology Solutions Corp. Cl     192446102        582120        28000   SOLE         (None)         28000        0      0
Comerica Inc                                200340107        867894        47400   SOLE         (None)         47400        0      0
Continental Resources Inc                   212015101        706293        33300   SOLE         (None)         33300        0      0
CVS Caremark Corp                           126650100       3114617       113300   SOLE         (None)        113300        0      0
Diamond Offshore Drilling                   25271C102       1602930        25500   SOLE         (None)         25500        0      0
Duke Energy Corp                            26441C105        890704        62200   SOLE         (None)         62200        0      0
Dupont (EI) De Nemour                       263534109       1987370        89000   SOLE         (None)         89000        0      0
EOG Resourses                               26875P101       5892176       107600   SOLE         (None)        107600        0      0
Financial Select Sector SPDR Fund           81369Y605      10373775      1177500   SOLE         (None)       1177500        0      0
FMC TECHNOLOGIES INC                        30249U101       1198334        38200   SOLE         (None)         38200        0      0
FPL Group                                   302571104       1800915        35500   SOLE         (None)         35500        0      0
Gap Inc                                     364760108        775503        59700   SOLE         (None)         59700        0      0
Goldman Sachs Group Inc                     38141G104       9414576        88800   SOLE         (None)         88800        0      0
Goodrich Corp                               382388106        776745        20500   SOLE         (None)         20500        0      0
Goodyear Tire And Rubber                    382550101        398136        63600   SOLE         (None)         63600        0      0
Harley Davidson Inc                         412822108        395005        29500   SOLE         (None)         29500        0      0
Hudson City Bancorp Inc. - Ot               443683107       1333829       114100   SOLE         (None)        114100        0      0
Intl Paper Co                               460146103       1198208       170200   SOLE         (None)        170200        0      0
ISHARES MSCI EMERG MKTS IDX FD              464287234      12467025       502500   SOLE         (None)        502500        0      0
ISHARES TR DJ US FINCL SECT                 464287788       8294520       253500   SOLE         (None)        253500        0      0
ISHARES TR LEH 20+ YR TRES BD               464287432       2695605        25500   SOLE         (None)         25500        0      0

Jefferies Group Inc                         472319102        909420        65900   SOLE         (None)         65900        0      0
Johnson Controls                            478366107        477600        39800   SOLE         (None)         39800        0      0
Joy Global Inc                              481165108       1030920        48400   SOLE         (None)         48400        0      0
JP Morgan Chase & Co                        46625H100      13837548       520600   SOLE         (None)        520600        0      0
Kimco Realty Corp                           49446R109        253746        33300   SOLE         (None)         33300        0      0
Kohls Corp                                  500255104       1316152        31100   SOLE         (None)         31100        0      0
Lam Research Cp                             512807108        444015        19500   SOLE         (None)         19500        0      0
Manulife Financial Corp                     56501R106        353920        31600   SOLE         (None)         31600        0      0
Marathon Oil Co                             565849106       2208360        84000   SOLE         (None)         84000        0      0
Masco                                       574599106        208004        29800   SOLE         (None)         29800        0      0
MBIA Inc                                    55262C100        182742        39900   SOLE         (None)         39900        0      0
Merck & Co Inc                              589331107       5144025       192300   SOLE         (None)        192300        0      0
METLIFE INC                                 59156R108       3299373       144900   SOLE         (None)        144900        0      0
Millicom Inc                                L6388F110        529672        14300   SOLE         (None)         14300        0      0
Murphy Oil Corp                             626717102       1898248        42400   SOLE         (None)         42400        0      0
New York Community Bancorp                  649445103        606531        54300   SOLE         (None)         54300        0      0
Noble Energy Inc                            655044105       2758656        51200   SOLE         (None)         51200        0      0
Nuance Communications                       67020Y100        289428        26700   SOLE         (None)         26700        0      0
PACCAR Inc                                  693718108       2073680        80500   SOLE         (None)         80500        0      0
Philip Morris International Inc             718172109       2778798        78100   SOLE         (None)         78100        0      0
Pioneer Natural Resources Co                723787107        207522        12600   SOLE         (None)         12600        0      0
PNC Financial Services Group                693475105       2390064        81600   SOLE         (None)         81600        0      0
Precision Castparts Cp                      740189105       1186020        19800   SOLE         (None)         19800        0      0
Progressive Corp (Ohio)                     743315103       1700160       126500   SOLE         (None)        126500        0      0
Qwest Communications Intl Inc               749121109        310536        90800   SOLE         (None)         90800        0      0
Regional Banks HOLDRS Trust                 75902E100       7364058       148200   SOLE         (None)        148200        0      0
Starbucks Corp                              855244109        661045        59500   SOLE         (None)         59500        0      0
Sun Microsys                                866810203       4094076       559300   SOLE         (None)        559300        0      0
Suncor Energy Inc                           867229106       1370357        61700   SOLE         (None)         61700        0      0
Sysco Corp                                  871829107        670320        29400   SOLE         (None)         29400        0      0
Teco Energy                                 872375100        205160        18400   SOLE         (None)         18400        0      0
Tiffany & Co.                               886547108        726572        33700   SOLE         (None)         33700        0      0
Time Warner Cable Inc                       88732J207        699360        28200   SOLE         (None)         28200        0      0
Toronto-Dominion Bank                       891160509        764218        22100   SOLE         (None)         22100        0      0
UBS Ag Ord                                  H89231338        771374        81800   SOLE         (None)         81800        0      0
ULTRA PETROLEUM CP                          903914109       1582749        44100   SOLE         (None)         44100        0      0
WEBS South Korea                            464286772       1041636        36600   SOLE         (None)         36600        0      0

Wells Fargo & Co                            949746101       6289808       441700   SOLE         (None)        441700        0      0
Weyerhaeuser Co                             962166104       1152426        41800   SOLE         (None)         41800        0      0
WHITING PETROLEUM CP                        966387102        245575         9500   SOLE         (None)          9500        0      0